Other Financial and Non Financial Liabilities - Summary of Breakdown of Other Financial and Non Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 22,169,608	$ 23,559,130
Other non financial liabilities	10,124,489	9,045,017
Credit and debit card settlement - due to merchants [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	13,479,768	15,689,033
Amounts payable for spot purchases pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	2,554,079	1,433,557
Payment orders pending settlement foreign exchange [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	2,049,119	2,452,343
Collections and other transactions on account and behalf others [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,572,868	1,138,290
Leases liabilities [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	916,948
Amounts payable for spot purchases of foreign currency pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	23,130	1,066,244
Amounts payable for spot purchases of government securities pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	13,671	96,712
Other [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,560,025	1,682,951
Other non financial liabilities	474,281	686,320
Salaries and payroll taxes payable [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	3,668,419	2,541,838
Withholdings [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	2,306,083	2,135,682
Taxes payable [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	1,895,286	2,111,035
Miscellaneous payables [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	958,213	940,357
Fees payable [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	490,163	237,009
Retirement pension payment orders pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	$ 332,044	$ 392,776